Financial Assets at Fair Value - Summary of Changes in Financial Instruments of Short-term and Long-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Assets Measured At Fair Value Through Other Comprehensive Income [Roll Forward]
Opening balance	$ 82,847	$ 0
Additions	31,028	109,608
Settlements (including coupon interest received)	(103,613)	(27,748)
Accrued interest	327	482
Discount accreted	1,703	870
Change in fair value debited to other comprehensive income	354	(365)
Exchange difference	0
Closing balance	$ 12,646	$ 82,847